Note 6 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Vessels and advances, net [Text block]
6.
Vessels and advances, net:

 The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	$3,299,311	$(1,092,525)	$2,206,786
Depreciation	-	(48,863)	(48,863)
Vessel acquisitions, advances and other vessels’ costs	45,175	-	45,175
Disposals, transfers and other movements	(48,652)	21,077	(27,575)
Balance, June 30, 2019	$3,295,834	$(1,120,311)	$2,175,523

During the year ended
December 31, 2018,
the Company acquired
six
secondhand containerships,
Michigan
,
Trader
,
Megalopolis
,
Marathopolis
,
Maersk Kleven
and
Maersk Kotka
, with an aggregate capacity of
28,602
TEU.

On
November 12, 2018,
the Company purchased from York (Notes
8
and
9
) its
60%
of the equity interest in the companies owning the containerships
Triton
,
Titan
,
Talos
,
Taurus
and
Theseus
, with an aggregate capacity of
72,120
TEU, thus becoming sole shareholder of the container vessels (Note
9
).
Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition, amounting to
$1,439
in the aggregate, current and non-current portion (Note
12
). Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”.

In
May 2018,
the Company ordered
five
newbuild vessels from a shipyard, each with approximately
12,690
TEU capacity. The
five
newbuild vessels are expected to be delivered between the
second
quarter of
2020
and the
second
quarter of
2021
and upon delivery, they will commence a
ten
-year time charter with their charterers. In
August 2018,
the Company entered into financing agreements
with a financial institution
for the
five
newbuild containerships (Note
10
).

On
December 28
,
2018,
the Company decided to make arrangements to sell the vessel
MSC Pylos
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
MSC Pylos
as “held for sale” were met. As of
December 31, 2018,
the amount of
$4,838,
separately reflected in Vessel held for sale in the
2018
consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy).

During the
six
-month period ended
June 30, 2019,
the Company sold the vessels
MSC Pylos
and
Piraeus
and recognized an aggregate loss of
$18,420,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2019
consolidated statement of income.
During the
six
-month period ended
June 30, 2019,
the Company recorded an impairment loss in relation to
two
of its vessels in the amount of
$3,042
(including
$1,548
transferred from Deferred charges, net (Note
7
)), in the aggregate, and is separately reflected in Vessels impairment loss in the
2019
consolidated statement of income.

Forty-
five
of the Company’s vessels, with a total carrying value of
$1,458,145
as of
June 30, 2019,
have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
seven
vessels under the sale and leaseback transaction described in Note
11,
the
five
newbuild vessels discussed above, the
five
vessels acquired under the Share Purchase Agreement (Note
9
) with York and
three
unencumbered vessels.